Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2023	2024
	RMB	RMB
Accounts receivable	196,150	178,274
Less: allowance for credit losses	(34,329)	(35,242)
Accounts receivable, net	161,821	143,032

The movements in the allowance for credit losses are as follows:

	For the Year
	Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(31,606)	(32,866)	(34,329)
Additions	(4,019)	(1,882)	(2,918)
Reversals	1,776	377	1,932
Write offs	983	42	73
Balance at end of the year	(32,866)	(34,329)	(35,242)

Allowance for credit losses consists of specific provision carried forward from 2019 of RMB23.1 million and RMB23.1 million as of December 31, 2023 and 2024, respectively.